Related Party Transactions - Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from Related Parties	$ 6,542	$ 13,797
Related Party
Related Party Transaction [Line Items]
Due from Related Parties	6,542	13,797
Related Party | Luna Pool Agency Limited
Related Party Transaction [Line Items]
Due from Related Parties	1,532	8,055
Related Party | Unigas Pool
Related Party Transaction [Line Items]
Due from Related Parties	$ 5,010	$ 5,742